Fair Value of Financial Instruments, Part 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Securities available-for sale [Abstract]
Total securities available-for-sale	$ 601,037	$ 676,759
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
Total securities available-for-sale	35	35
Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
Total securities available-for-sale	601,002	676,724
Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
Total securities available-for-sale	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds		0
Small Business Administration-guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial	0	0
Other	35	35
Total securities available-for-sale	35	35
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	86,737	77,800
State and political subdivisions	1,290	2,271
Mortgage backed securities and collateralized mortgage obligations - residential	411,729	483,560
Corporate bonds		1,500
Small Business Administration-guaranteed participation securities	90,416	100,496
Mortgage backed securities and collateralized mortgage obligations - commercial	10,180	10,447
Other	650	650
Total securities available-for-sale	601,002	676,724
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds		0
Small Business Administration-guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial	0	0
Other	0	0
Total securities available-for-sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	86,737	77,800
State and political subdivisions	1,290	2,271
Mortgage backed securities and collateralized mortgage obligations - residential	411,729	483,560
Corporate bonds		1,500
Small Business Administration-guaranteed participation securities	90,416	100,496
Mortgage backed securities and collateralized mortgage obligations - commercial	10,180	10,447
Other	685	685
Total securities available-for-sale	$ 601,037	$ 676,759